Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Contractual Obligations And Commercial Commitments

	Payments Due in Period
	Total	Within 1 Year	Years 1 - 3	Years 4 - 5	More than 5 Years

Leases	$113,000	$99,000	$14,000	$-	$-
Employment Contracts	1,402,000	550,000	852,000	-	-
Total	$1,515,000	$649,000	$866,000	$-	$-